Financial Instruments by Category (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Total	¥ 17,016	¥ 12,878
Total	210,251	203,297
Derivative financial instruments assets	0	399
Derivative financial instruments liabilities	46	141
Derivative financial liabilities instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments liabilities	46	141
Equity investments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	457	995
Derivative financial assets instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments assets	0	399
Financial assets included in other non-current assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	142	150
Trade and notes receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	974	1,124
Financial asset at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	84	95
Financial assets included in prepayments and other receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	2,397	2,452
Restricted bank deposits and short-term bank deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	12	12
Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortized cost	12,950	7,651
Trade and bills payables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	2,454	3,220
Financial liabilities included in other payables and accruals [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	13,484	15,790
Borrowings in financial liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	95,791	87,895
Lease liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	¥ 98,476	¥ 96,251